                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 1177 Avenue of the Americas, 9th Floor,
         New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicholas Brumm
Title: Managing Member of QVT Financial GP LLC (General Partner of QVT Financial
       LP)
Phone: (212) 705-8888

Signature, Place, and Date of Signing:


    /s/ Nicholas Brumm             New York, NY             August 15, 2011
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         62
Form 13F Information Table Value Total:    1512284
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

----------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                        AMOUNT AND
                                                                     TYPE OF SECURITY
                                                                 ------------------------                       VOTING AUTHORITY
                                                          VALUE   SHR OR                  INVESTMENT   OTHER  --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
99 CENTS ONLY STORES         COM              65440K106 13909    687200   SH              DEFINED             687200   0      0
AGCO CORP                    NOTE 1.750%12/3  001084AL6 25351    11500000 PRN             DEFINED             11500000 0      0
AIR LEASE CORP               CL A             00912X302 26494    1090719  SH              DEFINED             1090719  0      0
ANACOR PHARMACEUTICALS INC   COM              032420101 9863     1796183  SH              DEFINED             1796183  0      0
ANADYS PHARMACEUTICALS INC   COM              03252Q408 10484    11420654 SH              DEFINED             11420654 0      0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119 0        1651796  SH              DEFINED             1651796  0      0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104 55773    3168263  SH              DEFINED             3168263  0      0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401 3547     1055780  SH              DEFINED             1055780  0      0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107 16394    945982   SH              DEFINED             945982   0      0
BRIDGEPOINT ED INC           COM              10807M105 5500     220000   SH              DEFINED             220000   0      0
CHINA ZENIX AUTO INTL LTD    ADS              16951E104 11856    2400000  SH              DEFINED             2400000  0      0
CITIGROUP INC                COM NEW          172967424 80308    1928630  SH              DEFINED             1928630  0      0
CITIZENS REPUBLIC BANCORP IN COM              174420109 5527     8009348  SH              DEFINED             8009348  0      0
CORE LABORATORIES LP         NOTE 0.250%10/3  21868FAB9 8150     3341000  PRN             DEFINED             3341000  0      0
CYTOKINETICS INC             COM              23282W100 2276     1821019  SH              DEFINED             1821019  0      0
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4 22694    25000000 PRN             DEFINED             25000000 0      0
DYNEGY INC DEL               COM              26817G300 8598     1389005  SH              DEFINED             1389005  0      0
E TRADE FINANCIAL CORP       COM NEW          269246401 42179    3056433  SH              DEFINED             3056433  0      0
EBAY INC                     COM              278642103 162641   5040000  SH     PUT      DEFINED             5040000  0      0
ELLINGTON FINANCIAL LLC      COM              288522303 5706     271092   SH              DEFINED             271092   0      0
EXPEDIA INC DEL              COM              30212P105 35362    1219800  SH              DEFINED             1219800  0      0

FAMILY DLR STORES INC        COM              307000109 11626    221200   SH              DEFINED             221200   0      0
FIRST SOLAR INC              COM              336433107 5952     45000    SH     PUT      DEFINED             45000    0      0
HALOZYME THERAPEUTICS INC    COM              40637H109 13163    1904908  SH              DEFINED             1904908  0      0
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1  444903AK4 11335    7146000  PRN             DEFINED             7146000  0      0
ICAGEN INC                   COM NEW          45104P500 3270     536108   SH              DEFINED             536108   0      0
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5 75647    22000000 PRN             DEFINED             22000000 0      0
IMPERIAL HLDGS INC           COM              452834104 4720     464607   SH              DEFINED             464607   0      0
INHIBITEX INC                COM              45719T103 29548    7934562  SH              DEFINED             7934562  0      0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5 3115     1500000  PRN             DEFINED             1500000  0      0
INTERMUNE INC                COM              45884X103 98821    2756503  SH              DEFINED             2756503  0      0
ISHARES INC                  MSCI BRAZIL      464286400 3081     42000    SH     PUT      DEFINED             42000    0      0
ISHARES TR                   MSCI EMERG MKT   464287234 11900    250000   SH     PUT      DEFINED             250000   0      0
JPMORGAN CHASE & CO          COM              46625H100 94078    2297948  SH              DEFINED             2297948  0      0
MBIA INC                     COM              55262C100 3755     432100   SH     PUT      DEFINED             432100   0      0
MEDIVATION INC               COM              58501N101 65552    3398766  SH              DEFINED             3398766  0      0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101 21008    684761   SH              DEFINED             684761   0      0
PHARMACYCLICS INC            COM              716933106 9404     900800   SH              DEFINED             900800   0      0
PHARMASSET INC               COM              71715N106 96101    856515   SH              DEFINED             856515   0      0
PHH CORP                     COM NEW          693320202 5107     248855   SH              DEFINED             248855   0      0
REGENERON PHARMACEUTICALS    COM              75886F107 17246    304107   SH              DEFINED             304107   0      0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H118 4445     874635   SH              DEFINED             874635   0      0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H126 2043     714286   SH              DEFINED             714286   0      0
REPROS THERAPEUTICS INC      COM NEW          76028H209 5927     1166180  SH              DEFINED             1166180  0      0
ROWAN COS INC                COM              779382100 47787    1231316  SH              DEFINED             1231316  0      0
SCORPIO TANKERS INC          SHS              Y7542C106 8929     893790   SH              DEFINED             893790   0      0
SEANERGY MARITIME HLDGS CORP *W EXP 09/24/201 Y73760111 0        498093   SH              DEFINED             498093   0      0
SHELTON GTR CHINA FD         SH BEN INT       823014105 2670     370291   SH              DEFINED             370291   0      0
SPDR S&P 500 ETF TR          TR UNIT          78462F103 6612     50100    SH     PUT      DEFINED             50100    0      0
TCF FINL CORP                COM              872275102 21317    1544698  SH              DEFINED             1544698  0      0
TD AMERITRADE HLDG CORP      COM              87236Y108 14828    760000   SH              DEFINED             760000   0      0
TEMPLE INLAND INC            COM              879868107 10350    348000   SH              DEFINED             348000   0      0

TENET HEALTHCARE CORP        COM              88033G100 18720    3000000  SH              DEFINED             3000000  0      0
THE9 LTD                     ADR              88337K104 5390     1022223  SH              DEFINED             1022223  0      0
TPC GROUP INC                COM              89236Y104 95486    2705145  SH              DEFINED             2705145  0      0
TRANSOCEAN LTD               REG SHS          H8817H100 51516    797959   SH              DEFINED             797959   0      0
TRANZYME INC                 COM              89413J102 4737     1333333  SH              DEFINED             1333333  0      0
TRINA SOLAR LIMITED          SPON ADR         89628E104 9950     443812   SH              DEFINED             443812   0      0
UNITED THERAPEUTICS CORP DEL NOTE 0.500%10/1  91307CAD4 28771    19600000 PRN             DEFINED             19600000 0      0
WUHAN GENERAL GRP CHINA INC  COM              982569105 0        578500   SH              DEFINED             578500   0      0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100 29282    650000   SH              DEFINED             650000   0      0
ZIOPHARM ONCOLOGY INC        COM              98973P101 6483     1059252  SH              DEFINED             1059252  0      0
SUMMARY:
Total Number of Securities is 62
Total Value in 1000s is 1512284